12. FINANCIAL ASSETS AND LIABILITIES (Details 9) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	$ 286	$ 356
Non current other payables	7,876	9,101
Non current trade and other payables	8,162	9,457
Current trade payables	21,857	24,574
Current other payables	2,899	2,081
Current trade and other payables	24,756	26,655
Customer contributions
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	112	118
Current trade payables	15	28
Funding contributions for substations
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	33	89
Current trade payables	17	12
Customer guarantees
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables	141	149
ENRE Penalties and discounts
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	5,097	5,738
Current other payables	1,836	425
Loans (mutuums) with CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	2,282	2,782
Compensation agreements
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	251	183
Current other payables	481	830
Liability with FOTAE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	207	281
Payment agreement with ENRE
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	37	108
Current other payables	65	93
Other
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	2	9
Current trade payables	19	19
Current other payables	187	392
Suppliers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	9,371	12,826
CAMMESA
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	11,909	11,214
Discounts to customers
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	37	55
Customer advances
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	244	303
Related parties
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	245	117
Current other payables	11	17
Advances for works to be executed
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	14	21
Other creditors
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	$ 305	$ 303